Derivative Instruments - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 JPY (¥)	Jun. 30, 2018 USD ($)
Minimum
Derivative [Line Items]
Foreign currency forward exchange contracts, expiration date	2019-07
Maximum
Derivative [Line Items]
Foreign currency forward exchange contracts, expiration date	2019-10
Foreign Currency Forward Exchange Contracts
Derivative [Line Items]
Foreign currency forward exchange contracts, notional amount | $	$ 17,000,000.0		$ 12,000,000.0
Foreign Currency Forward Exchange Contracts | Minimum
Derivative [Line Items]
Foreign currency forward exchange contracts, notional amount		¥ 300,000,000
Foreign Currency Forward Exchange Contracts | Maximum
Derivative [Line Items]
Foreign currency forward exchange contracts, notional amount		¥ 645,000,000